Loan receivables (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount	¥ 818,114	¥ 697,074
Expected credit loss allowance	(26,724)	(21,733)
Carrying amount	791,390	675,341
Business loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount	307,579	279,219
Expected credit loss allowance	(8,355)	(6,927)
Carrying amount	299,224	272,292
Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount	510,535	417,855
Expected credit loss allowance	(18,369)	(14,806)
Carrying amount	¥ 492,166	¥ 403,049